RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 227	$ 129
Credit obligations	102	119
Capital expenditures and development projects	63	35
Total	392	283
Less: non-current	(87)	(75)
Current	$ 305	$ 208